Related parties and related party transactions	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Related parties and related party transactions
45.	Related parties and related party transactions
In addition to the previous notes, the following significant transactions were carried out between the Group and its related parties during the years ended December 31, 2023, 2024 and 2025.

(a)	Names and relationships with related parties
The following table sets forth the major related parties which have major transactions with the Group during the years ended December 31, 2023, 2024 and
2025
:

	Name of related parties	Relationship with the Company
Before July 30, 2024	Ping An Insurance (Group) Company of China, Ltd.	Significant influence on the Company and its subsidiaries

From July 30, 2024	Ping An Insurance (Group) Company of China, Ltd.	Ultimate controlling shareholder of the Company and its subsidiaries

45.1	Significant transactions with related parties
The following are the significant related party transactions with Ping An Group and its subsidiaries during the period:

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Technology platform-based income	514,936	91,005	65,007

Other income	1,109,802	1,275,058	936,171

Investment income	158,552	74,114	10,813

Interest income	415,748	281,260	190,128

Interest expenses	14,115	20,824	29,028

Sales and marketing expenses, general and administrative expenses, operation and servicing expenses, and technology and analytics expenses	2,136,087	1,566,975	1,368,008

Other gain/(loss) - net	(70,671)	25,431	642

Technology platform-based income
Ping An Group’s subsidiaries offer financial products available on the Group’s technology platform. Fees are collected and recognized from Ping An Group’s subsidiaries upon successful facilitation.

Other income
Other income mainly comprises income from the account management services provided by the Group to Ping An Group’s subsidiaries. The Group generally receives the service fees monthly primarily based on the performance of the underlying loans managed by the Group for Ping An Group’s subsidiaries.
Investment income
Investment income mainly consists of investment return received by the Group on investment products issued or managed by Ping An Group’s subsidiaries.
Interest income
Ping An Group’s subsidiaries provide deposit services to the Group. Interest income mainly consists of the interest received from Ping An Group’s subsidiaries for the deposits, and is calculated based on the effective interest rates on the outstanding balances.
Interest expenses
Interest expenses, recognized in net interest income and finance cost, mainly consist of interest paid for borrowings from Ping An Group’s subsidiaries. These borrowings were used to provide funding for on-balance
sheet loans under the Group’s retail credit and enablement business. Interest expenses are calculated based on the effective interest rates and the carrying amount of such borrowings.
Sales and marketing expenses, general and administrative expenses, operation and servicing expenses, and technology and analytics expenses
Ping An Group and its subsidiaries provide a wide spectrum of services to the Group, including but not limited to:
(1) accounting processing and data communication services; (2) transaction settlement and custodian services; (3) office premise rental services; (4) technology support; and (5) human resources support. The Group, in return, pays service fees to Ping An Group and its subsidiaries. The precise scope of services, service fee calculation, method of payment and other details of the service arrangements are agreed between the relevant parties separately.
The service fees paid by the Group to Ping An Group’s subsidiaries are determined through a bidding procedure according to the internal policies and procedures of the Group. If no tendering and bidding process is required under the Group’s internal policies, they are determined through mutual negotiations between the two parties based on historical fees of such services and comparable market rates.

Other gain/(loss) - net
Other gain/(loss) – net mainly consist of foreign exchange losses due to the foreign exchange swaps provided by Ping An Group’s subsidiaries.
Cash
A portion of cash on demand and term deposits is held with Ping An Group’s subsidiaries, including some of those deposits being in foreign currencies.
Leases
Part of the
right-of-use
assets and lease liabilities are rented from Ping An Group’s subsidiaries, and are used as workplace.
Convertible promissory notes payable
Ping An Group’s subsidiaries also held convertible promissory notes issued by the Company, which are disclosed in Note 35.
Purchase of financial assets
The Group purchased certain assets management plans, trust plans, mutual funds, private funds and other equity investments, wealth management products and corporate bonds managed and/or issued by Ping An Group’s subsidiaries. Please refer to Note 4.3 for the Group’s maximum exposure related to these investments.
Other transactions
The Group acquired
non-performing
assets from subsidiaries of Ping An Group through 11 trust plans managed by a third-party trust company, with a consideration of RMB757 million in
2024. The Group recognized losses of RMB718 million and RMB176 million in 2024 and 2025, respectively, for the total non-performing assets acquired from subsidiaries of Ping An Group through 11 trust plans.
On April 23, 2025, the Group entered into a loss sharing agreement with Shanghai Lufax Fund Sales Co., Ltd. (“Lufunds”) regarding the historical acquisition of non-performing assets amounting to RMB
1,372
million. Pursuant to the agreement, Lufunds bears
 70%
of the associated losses. A gain and an asset amounting to RMB
818
million in respect of the fair value of the agreement were recognized for the year ended December 31, 2025. Lufunds paid RMB283 million to the Group as of December 31, 2025.
On July 21, 2025, Ping An Consumer Finance Co., Ltd entered into an asset transfer agreement with Shenzhen China Merchants Ping An Asset Management Company Limited. Ping An Consumer Finance Co., Ltd conditionally agreed to transfer to Shenzhen China Merchants Ping An Asset Management Company Limited the credit assets related to non-performing
debts with an aggregate principal balance and interest totaling approximately RMB469 million as of the transaction reference date, for a consideration of RMB36 million.

45.2	Year end balances with related parties
The following are the significant related party balances with Ping An Group and its subsidiaries as of period end:

	December 31,	December 31,
	2024	2025
	RMB’000	RMB’000
Cash	10,621,118	6,493,443

Restricted cash	5,647,728	3,986,060

Accounts and other receivables and contract assets and other assets (i)	2,189,140	1,071,570

Accounts and other payables and contract liabilities and other liabilities (i)	1,464,914	1,658,352

Financial assets at amortized cost	1,500,582	—

Borrowings	818,986	1,520,258

Payable to platform investors, accounts and other payables and contract liabilities and other liabilities (i) (ii)	3,910	3,910

(i)
The balances with related parties were unsecured, interest-free and repayable on demand. These non-trade
balances with related parties were mainly for treasury management purposes which are collectable or repayable on demand or within one year.

(ii)	No cash dividends were paid to either An Ke or PAOH in 2025 (2024: nil).

45.3	Key management personnel compensation
Key management includes directors (executive and
non-executive)
and senior officers. The following table sets forth the compensation paid or payable to key management for employee services:

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Wages, salaries and bonus	26,074	37,412	26,378
Other social security costs, housing benefits and other employee benefits	7,267	6,262	4,633
Pension costs - defined contribution plans	359	374	385
Share-based payment	(19,049)	(2,294)	—

	14,651	41,754	31,396